- Summary of Equipment on Operating Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Equipment on operating leases	$ 2,212
Accumulated depreciation	(355)
Net equipment on operating leases	1,857
Equipment on operating leases		$ 2,139
Accumulated depreciation		(365)
Net equipment on operating leases	$ 1,857	$ 1,774